Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Analysis of income and expense [abstract]
Refund of VAT and other taxes	₩ 160,501
Settlement with Nippon Steel & Sumitomo Metal Corporation for a civil lawsuit		₩ 299,037